Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 6.5%
Black Belt Energy Gas District, RB(a)
Series A, 4.00%, 12/01/52	$6,035	$5,544,455
Series A, 5.25%, 01/01/54	2,450	2,445,872
Series F, 5.50%, 11/01/53	1,115	1,127,246
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	8,827,223
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	570	561,594
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,090,931
Series D, Sub Lien, 6.00%, 10/01/42	2,875	2,935,862
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,620,069
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	4,670	4,829,399
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	960	829,130
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,890	1,907,751
Series B, 5.00%, 01/01/54	4,595	4,559,619
Series B-1, 5.00%, 05/01/53	4,510	4,466,318

		40,745,469

Arizona — 3.2%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	575	451,493
Series A, (BAM), 4.00%, 06/01/44	425	352,238
Series A, 5.00%, 07/01/49(b)	550	443,111
Series A, 5.00%, 07/01/54(b)	425	333,628
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	130	109,848
Series G, 5.00%, 07/01/47	435	364,356
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(c)	2,425	2,516,755
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	640	476,640
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	1,801,698
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	362,591
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	243,748
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	925	819,074
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	775	681,374
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,075,185
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,453,455
5.00%, 12/01/37	6,645	6,439,541

		19,924,735

Arkansas — 1.8%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	1,170	1,062,273
AMT, 4.75%, 09/01/49(b)	4,235	3,887,373
Series A, AMT, 4.50%, 09/01/49(b)	380	334,079

Security	Par (000)	Value

Arkansas (continued)
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	$505	$458,005
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	840	707,523
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,556,785
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	2,690,168
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	455,300

		11,151,506

California — 8.0%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,170	2,779,392
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	905,236
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 08/15/48	3,675	3,163,768
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	755,472
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	180,662
Series A, 5.25%, 08/15/49	460	448,082
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,755	1,657,280
California State Public Works Board, RB
Series I, 5.50%, 11/01/30	2,500	2,504,958
Series I, 5.00%, 11/01/38	955	956,115
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/42	1,000	827,386
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34(a)	1,000	1,010,000
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	3,700	3,187,336
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	830	813,305
Series D, AMT, Subordinate, 4.00%, 05/15/51	1,755	1,409,704
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	305	229,660
4.00%, 12/01/56	440	277,680
Series A, 4.00%, 06/01/58	1,515	1,033,515
Senior Lien, 3.13%, 06/01/57	1,595	912,564
Series A, Senior Lien, 4.00%, 12/01/58	845	571,460
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(a)	1,650	1,851,941
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,445	2,445,000
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(e)	8,000	3,942,058
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(a)	2,605	2,795,385
Series B, Election 2006, 0.00%, 08/01/30(e)	1,500	1,159,679
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(a)(d)	2,800	3,055,509
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,435,428
Series B, AMT, Subordinate, 5.00%, 07/01/46	1,330	1,263,961
Series B, AMT, Subordinate, 5.00%, 07/01/51	1,080	1,008,314

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO(e)(f)
Class A, 0.00%, 07/01/29	$5,315	$4,221,461
Series A, 0.00%, 07/01/29	685	544,064
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,085,988
Series A, AMT, 5.25%, 05/01/33	850	850,452
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	920,319

		50,203,134

Colorado — 4.0%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	5,650	4,731,488
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	3,250	3,252,921
Series A, AMT, 5.50%, 11/15/28	1,000	1,000,703
Series A, AMT, 5.50%, 11/15/30	340	340,241
Series A, AMT, 5.50%, 11/15/31	405	405,287
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.25%, 12/01/43	1,905	1,913,188
Series D, AMT, 5.75%, 11/15/45	1,160	1,208,265
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(e)
Series A-2, 0.00%, 08/01/37	1,490	706,909
Series A-2, 0.00%, 08/01/38	915	403,881
Colorado Educational & Cultural Facilities Authority, RB
5.50%, 07/01/40	2,510	2,510,066
5.00%, 03/01/50(b)	360	285,713
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	480,595
5.25%, 11/01/52	1,000	952,065
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	2,420	2,303,339
Series A, 4.00%, 11/15/46	1,610	1,322,580
Series A, 4.00%, 08/01/49	1,950	1,533,321
Series A, 4.00%, 11/15/50	1,480	1,179,169
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	555	422,957

		24,952,688

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	390	379,725
4.25%, 07/15/53	525	420,998

		800,723

Delaware — 0.5%
County of Kent Delaware, RB
5.00%, 07/01/53	775	664,586
Series A, 5.00%, 07/01/40	330	307,986
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	1,967,966

		2,940,538

District of Columbia — 3.4%
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,604,992

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, TA, 5.13%, 06/01/41	$1,520	$1,520,360
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	1,060	908,328
Series A, AMT, 5.25%, 10/01/48	1,395	1,373,307
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(e)	10,170	6,090,056
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(e)	13,485	7,578,949
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,567,243
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/46	875	744,251

		21,387,486

Florida — 7.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	505,325
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	305	212,324
Series A, 5.00%, 06/01/45(b)	480	376,956
Series A, 5.00%, 12/15/49	160	139,639
Series A, 5.00%, 12/15/54	140	120,735
Series A, 5.50%, 06/01/57(b)	170	135,007
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	2,701,984
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	9,065	9,549,124
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/47	4,115	4,117,694
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,256,506
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,930	1,594,193
City of Tampa Florida, RB, CAB(e)
Series A, 0.00%, 09/01/49	285	55,327
Series A, 0.00%, 09/01/53	160	23,717
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	2,845	2,727,934
Series A, AMT, 5.00%, 10/01/49	1,000	951,677
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	3,525	3,392,840
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/28	2,650	2,651,755
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	1,285	1,226,708
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	1,744,798
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	885	211,105
Series A-2, 0.00%, 10/01/47	1,040	230,578
Series A-2, 0.00%, 10/01/49	355	76,544
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	524,686
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	277,803

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	$1,765	$1,365,772
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	436,986
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	925	797,308
Series A, 5.00%, 06/15/56	75	65,431
AMT, 5.00%, 05/01/29(b)	270	245,785
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	201,413
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	1,730	1,655,416
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	575	559,688
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	20	20,000
Orange County Housing Finance Authority, RB, S/F Housing, 5.00%, 10/01/53	1,075	1,010,127
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	964,696
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	165,873
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	536,091
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	500,632
4.00%, 05/01/51	1,050	735,072
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	600	529,554
Westside Community Development District, SAB, 4.00%, 05/01/50	815	567,663

		45,162,466

Georgia — 5.0%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	3,165	2,534,282
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,140,857
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	421,852
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,179,521
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	1,265	1,205,322
Series A, 5.00%, 05/15/43	330	314,348
Series A, 5.00%, 05/15/49	4,575	4,258,915
Series A, 5.00%, 06/01/53(a)	7,815	7,683,496
Series C, 5.00%, 09/01/53(a)	9,240	9,166,302
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	1,135	942,241
4.00%, 01/01/59	1,335	1,051,558
Series A, 5.00%, 01/01/59	480	444,245

		31,342,939

Security	Par (000)	Value

Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	$425	$425,056
AMT, 5.25%, 08/01/26	460	460,111

		885,167

Idaho — 0.4%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	500	485,871
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,001,321

		2,487,192

Illinois — 9.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,714,556
Series A, 5.00%, 12/01/40	1,410	1,283,636
Series A, 5.00%, 12/01/42	1,480	1,322,830
Series C, 5.25%, 12/01/35	2,655	2,588,420
Series D, 5.00%, 12/01/46	3,480	3,074,875
Series H, 5.00%, 12/01/36	585	551,678
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	425	426,590
Series C, 5.00%, 12/01/27	500	502,380
Series C, 5.00%, 12/01/34	475	461,836
Series F, 5.00%, 12/01/24	340	340,672
Series G, 5.00%, 12/01/34	315	306,315
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	1,670	1,671,855
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,620	1,526,988
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,151,529
Series B, Senior Lien, 5.00%, 01/01/53	1,040	1,017,504
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	885,308
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,445	1,456,435
Cook County Community College District No. 508, GO
5.50%, 12/01/38	3,075	3,000,558
5.25%, 12/01/43	2,935	2,655,603
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	762,054
Series A, 5.00%, 02/15/50	130	107,672
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	1,485	1,225,449
Series C, 4.00%, 02/15/41	1,945	1,685,657
Series C, 5.00%, 02/15/41	555	540,267
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,625	5,634,420
Series B, 5.00%, 01/01/40	2,940	2,950,419
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,165,109
Metropolitan Pier & Exposition Authority, Refunding RB(e)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,222,306
Series B, (AGM), 0.00%, 06/15/47	22,775	6,092,870
State of Illinois, GO
5.25%, 02/01/31	1,485	1,488,037

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
5.25%, 02/01/32	$2,365	$2,369,843
5.00%, 02/01/39	1,910	1,868,624
5.50%, 05/01/39	795	813,422
Series B, 5.25%, 05/01/41	1,770	1,760,247
Series D, 5.00%, 11/01/28	900	921,637
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	92,221
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,226,529

		58,866,351

Indiana — 0.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	975	977,277
AMT, 7.00%, 01/01/44	2,355	2,360,101
Indianapolis Local Public Improvement Bond Bank, RB, 5.25%, 02/01/48	665	682,200

		4,019,578

Iowa — 0.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,900	1,350,427
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	190	167,241

		1,517,668

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	705	571,076

Kentucky — 1.5%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,500	2,513,839
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	860	870,833
(BAM-TCRS), 5.00%, 06/01/46	760	763,505
(BAM-TCRS), 5.00%, 06/01/47	1,155	1,156,680
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	735	694,777
Kentucky Public Transportation Infrastructure Authority, RB, CAB(a)
Convertible, 6.75%, 07/01/43	1,770	1,938,955
Series C, Convertible, 6.45%, 07/01/34	500	560,546
Series C, Convertible, 6.60%, 07/01/39	830	909,482

		9,408,617

Louisiana — 1.7%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,100	3,241,451
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	995	830,209
Lake Charles Harbor & Terminal District, ARB,
Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,502,349
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,530,809

Security	Par (000)	Value

Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	$2,990	$2,946,869
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	495	495,206

		10,546,893

Maryland — 0.8%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	165,516
5.25%, 07/01/44	170	159,643
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,343,790
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 4.00%, 04/15/50	1,645	1,316,657
Series C, 5.00%, 05/15/45	2,125	2,066,494

		5,052,100

Massachusetts — 2.8%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,213,238
Series C, 5.00%, 10/01/52	1,240	1,255,949
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	1,115	1,003,269
5.00%, 10/01/48	830	696,100
Series A, 5.25%, 01/01/42	1,110	1,065,705
Series A, 5.00%, 01/01/47	5,005	4,524,126
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	940,729
5.00%, 04/15/40	400	360,187
Series A, 5.00%, 10/01/35	500	486,291
Series A, 5.00%, 10/01/43	750	687,842
Series P, 5.45%, 05/15/59	2,010	2,081,353
Massachusetts Educational Financing Authority, RB, Series B, AMT, 2.63%, 07/01/36	25	24,266
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 3.63%, 07/01/34	30	27,590
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.80%, 12/01/43	160	126,573
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,002,939

		17,496,157

Michigan — 6.1%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,009
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,132,285
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47(d)	45	45,586
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,491,452
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,604,381
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,536,926

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	$3,525	$3,536,926
Series B, Senior Lien, 5.50%, 07/01/52	3,525	3,600,867
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	3,944,703
4.00%, 02/15/50	3,140	2,537,800
4.00%, 02/15/44	3,785	3,149,669
Series S, 5.00%, 11/01/44	1,555	1,503,539
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	570	466,088
Series A, 4.00%, 12/01/49	4,100	3,268,484
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	573,271
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	215	208,327
Michigan State Housing Development Authority, RB, M/F Housing, Series A, AMT, 3.80%, 10/01/38	1,690	1,459,438
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,668,965
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	905	774,482
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	1,980	1,999,795

		38,507,993

Minnesota — 1.2%
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	425	347,733
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	917,372
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,164,723
Series A, 5.25%, 02/15/53	415	399,516
Series A, 5.25%, 02/15/58	1,605	1,537,445
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	460,094
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	284,552
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	385	304,452

		7,415,887

Mississippi — 0.6%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,602,773

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 02/15/49	1,910	1,539,954
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,530	3,259,722

		4,799,676

Security	Par (000)	Value

Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	$60	$53,690
Series B-2, 3.60%, 12/01/47	100	99,422

		153,112

Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	400	387,312

Nevada — 0.7%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	650	617,651
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	972,441
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,690	2,233,777
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	595	544,513
5.00%, 07/01/45	420	368,244

		4,736,626

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	2,095	1,652,614
Series B, AMT, 3.75%, 07/01/45(a)	395	263,676
Series C, AMT, 4.88%, 11/01/42	1,140	883,487
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	800	638,689

		3,438,466

New Jersey — 7.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,265	1,222,753
5.25%, 11/01/44	1,885	1,754,831
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	657,531
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(d)	60	63,830
5.00%, 06/15/36	460	471,029
5.00%, 06/15/43	100	98,553
Class A, 5.25%, 11/01/47	4,795	4,859,903
Series A, 5.00%, 06/15/47	2,500	2,443,385
Series B, 4.50%, 06/15/40	1,270	1,178,539
Series EEE, 5.00%, 06/15/48	4,275	4,179,219
Series LLL, 5.00%, 06/15/34	365	377,678
Series UU, 5.00%, 06/15/24(d)	80	80,538
AMT, (AGM), 5.00%, 01/01/31	790	781,240
AMT, (AGM), 5.13%, 07/01/42	200	189,791
AMT, 5.38%, 01/01/43	3,000	2,904,636
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,060	965,998
New Jersey Economic Development Authority, Refunding RB, Series UU, 5.00%, 06/15/40	345	347,318
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,735	3,763,875
5.75%, 04/01/31	2,675	2,392,776

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	$3,390	$3,077,863
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,173,483
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,100	994,711
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,040	951,886
Series AA, 5.00%, 06/15/45	900	885,632
Series AA, 5.00%, 06/15/46	400	387,982
Series S, 5.25%, 06/15/43	2,810	2,837,852
Series S, 5.00%, 06/15/46	2,070	2,010,761
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	1,000	549,394
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	1,440	1,478,136
Series A, 5.25%, 06/15/42	575	588,127
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	650	612,654
Series A, 5.25%, 06/01/46	715	702,880

		46,984,784

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	156,978

New York — 13.0%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,253,892
Series A, 5.00%, 08/01/48	4,750	4,705,566
Series A-1, 4.00%, 09/01/46	2,175	1,848,330
Series C, 5.00%, 08/01/43	805	811,038
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	3,993,651
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,104,996
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	1,000	1,000,332
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,950	1,793,455
Series C-1, 5.00%, 11/15/50	370	349,051
Series C-1, 5.25%, 11/15/55	1,040	1,022,570
Series C-1, 5.00%, 11/15/56	2,670	2,499,172
Series C-1, 5.25%, 11/15/56	10	9,794
New York City Municipal Water Finance Authority, Refunding RB
Series BB, 4.00%, 06/15/47	3,660	3,146,381
Series BB-1, 4.00%, 06/15/45	855	748,654
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,015	888,365
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	6,500	5,412,092
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,385	1,252,485
Series A, 6.25%, 06/01/41(b)	3,000	2,999,908

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	$255	$226,128
Series A-2B, 5.00%, 06/01/51	245	209,709
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	5,005	3,263,720
Class 1, 5.00%, 11/15/44(b)	3,920	3,498,048
Class 2, 5.38%, 11/15/40(b)	1,450	1,340,215
Series A, 2.88%, 11/15/46	1,915	1,241,852
Series A, (BAM-TCRS), 3.00%, 11/15/51	4,565	2,938,384
Series A, 3.00%, 11/15/51	2,825	1,831,355
New York Power Authority, RB, 5.13%, 11/15/58(c)	1,305	1,297,805
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	1,160	942,322
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	545	456,444
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	3,000	2,614,604
Series A, 4.00%, 03/15/49	1,600	1,340,812
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	1,850	1,549,986
Series A, 4.00%, 03/15/44	7,275	6,362,424
New York Transportation Development Corp., RB
5.63%, 04/01/40	1,265	1,251,745
AMT, 5.00%, 10/01/35	1,910	1,822,719
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	715	721,006
AMT, 5.00%, 01/15/47	4,860	4,743,507
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	6,415	5,419,977
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	525,402
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	295	261,704

		81,699,600

North Carolina — 0.7%
Greater Asheville Regional Airport Authority, ARB, AMT, (AGM), 5.25%, 07/01/48	3,755	3,686,779
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	444,255

		4,131,034

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	610	487,528
Series B-2, 5.00%, 06/01/55	9,005	7,363,403
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	310,688
Series A, 5.00%, 12/01/47	290	281,672
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	530,839
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,085	875,814
Series A, 3.75%, 08/15/50	755	579,613

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	$1,135	$904,715
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	50	43,140
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	1,779,575

		13,156,987

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	930,238
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,780	1,513,618
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	950	819,549

		3,263,405

Oregon — 1.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	510	226,580
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,456,997
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	5,620	5,709,702
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	110	91,152

		7,484,431

Pennsylvania — 6.9%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,284,826
Commonwealth of Pennsylvania, GO, 4.00%, 03/01/38	7,250	3,383,444
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	780	718,852
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,430	1,117,605
5.00%, 09/01/48	980	916,833
Series A, 4.00%, 09/01/49	1,380	1,088,295
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	270	241,623
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,595	2,319,537
Pennsylvania Economic Development Financing Authority, RB
5.50%, 06/30/40	2,000	2,029,340
Series A-1, 4.00%, 04/15/50	470	373,868
AMT, 5.00%, 06/30/42	2,845	2,614,527
AMT, 5.75%, 06/30/48	3,150	3,221,809
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,707,194
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	100	64,687
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/50	1,130	1,083,336

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	$9,445	$7,831,480
Series B, 4.00%, 12/01/53	1,435	1,143,344
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,367,381
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,174,471
Series A, Subordinate, 4.00%, 12/01/50	1,075	867,802
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	535	442,163
Series B, Subordinate, 4.00%, 12/01/51	610	490,454
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	1,555	1,263,175
Pocono Mountains Industrial Park Authority, RB, 5.00%, 08/15/40	5,560	5,296,233
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,209,506

		43,251,785

Puerto Rico — 5.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	3,995,127
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,622,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,243	7,797,001
Series A-1, Restructured, 5.00%, 07/01/58	11,123	9,639,564
Series A-2, Restructured, 4.78%, 07/01/58	2,097	1,755,733
Series B-2, Restructured, 4.78%, 07/01/58	412	344,484
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	19,562	4,835,500

		31,989,840

Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,975	1,591,251
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32 ..	1,155	1,110,231
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Series 3-B, 4.13%, 10/01/49	295	226,927
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	735	623,617

		3,552,026

South Carolina — 2.0%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	251,265
4.38%, 11/01/49	470	346,091
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,575	1,569,197
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	845	635,967
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,875	2,883,290
4.00%, 12/01/44	2,015	1,680,407
Series A, 5.00%, 05/01/43	1,680	1,623,150
Series A, 4.25%, 05/01/48	1,445	1,204,940

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	$1,745	$1,357,764
South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	440	417,560
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	175,565
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	210	198,083

		12,343,279

South Dakota — 0.1%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(d)	740	747,447

Tennessee — 4.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	770,281
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,372,161
Series A, AMT, 5.00%, 07/01/49	11,275	10,661,351
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	555	556,439
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.25%, 10/01/58	1,385	1,251,895
Series A, 4.00%, 10/01/49	230	170,498
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	11,645	11,398,509

		28,181,134

Texas — 10.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	1,019,278
7.88%, 11/01/62	1,005	946,185
City of Austin Texas Airport System Revenue, ARB
5.25%, 11/15/47	2,500	2,472,131
Series B, AMT, 5.00%, 11/15/44	1,290	1,230,504
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	234,830
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	6,455	6,314,030
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	1,525	1,323,311
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,149,165
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	2,776,440
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	630	539,632
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	5,000	4,232,313
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	1,820	1,849,937
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	470	389,355
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	535,132

Security	Par (000)	Value

Texas (continued)
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	$1,340	$1,130,274
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(e)	10,690	3,360,694
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	155	157,653
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	370	215,307
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	14,680	7,078,808
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	455	356,537
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	2,415	1,120,376
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,835	2,387,033
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/53	1,375	1,364,875
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,150	4,354,402
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,275	1,104,699
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	3,705	3,533,471
Series A, 4.00%, 07/01/53	6,695	5,194,377
Series A, 5.00%, 07/01/53	2,080	1,973,049
Series B, 5.00%, 07/01/48	3,330	3,201,119
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	197,973
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 3.75%, 09/01/49	850	683,324
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,080	1,895,517
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	270	140,760
0.00%, 08/01/36	145	70,197
0.00%, 08/01/37	195	87,626
0.00%, 08/01/38	200	83,616
0.00%, 08/01/39	1,000	391,045
0.00%, 08/01/43	795	238,753
0.00%, 08/01/44	605	170,024
0.00%, 08/01/45	1,135	298,162
Texas Water Development Board, RB, 4.00%, 10/15/45	1,195	1,042,654

		66,844,568

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	2,205	2,085,662
Series A, AMT, 5.25%, 07/01/48	900	885,568
Series A, AMT, 5.00%, 07/01/51(c)	1,340	1,252,671
Utah Charter School Finance Authority, RB
(UT CSCE), 5.00%, 10/15/48	360	332,718
Series A, 5.00%, 06/15/39(b)	200	169,884

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	$150	$129,063
(UT CSCE), 4.00%, 04/15/42	400	320,545
5.00%, 06/15/55(b)	385	303,244

		5,479,355

Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	285	278,958

Virginia — 1.3%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36(g)(h)	465	346,044
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	4,870	4,253,651
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	1,385	936,317
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/40	520	441,033
4.00%, 09/01/48	375	251,609
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,150,293

		8,378,947

Washington — 2.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,470	1,411,763
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,565	2,489,732
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,383,585
State of Washington, COP, Series B, 5.00%, 07/01/37	3,910	4,039,387
Washington State Convention Center Public Facilities District, RB, Class B, 3.00%, 07/01/58	3,715	2,174,872
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/38	600	486,113
5.00%, 01/01/43	900	693,114

		16,678,566

West Virginia — 0.6%
Morgantown Utility Board, Inc. RB, 4.00%, 12/01/48	1,510	1,213,891
West Virginia Hospital Finance Authority, RB,
Series A, 4.00%, 06/01/51	2,910	2,333,403

		3,547,294

Wisconsin — 1.1%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	313,811
Class A, 6.13%, 06/15/57	435	353,842
Series A, 5.00%, 07/15/39(b)	100	87,868
Series A, 5.00%, 10/15/40(b)	425	342,841
Series A, 5.00%, 07/15/49(b)	245	203,130
Series A, 5.00%, 10/15/50(b)	540	404,140
Series A, 5.00%, 07/01/55(b)	300	218,783
Series A, 5.00%, 10/15/55(b)	560	407,892
Series A-1, 4.50%, 01/01/35(b)	225	188,685

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	$305	$217,819
Series A, 5.00%, 11/15/49	335	291,334
AMT, 4.00%, 08/01/35	280	229,062
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,005	2,036,067
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.45%, 05/01/57	460	382,243
Wisconsin Housing & EDA RB, M/F housing, Series A, RB, 4.30%, 11/01/53	1,395	1,131,291

		6,808,808

Total Municipal Bonds — 128.6% (Cost: $869,694,244)		807,463,554

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

District of Columbia — 0.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,116,642

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,450	1,170,832

Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,338	1,875,941

New York — 3.8%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,710	2,396,922
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	10,990	11,277,880
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.25%, 05/01/48	10,070	10,366,824

		24,041,626

Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,124	8,523,303

Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/52	8,294	8,412,185

Texas — 0.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.50%, 02/01/50	4,400	4,593,802

9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing Series A, 4.10%, 11/01/43	$1,342	$1,111,408
Series A, 4.45%, 05/01/57	1,678	1,389,260

		2,500,668

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.3% (Cost: $54,557,391)		52,234,999

Total Long-Term Investments — 136.9% (Cost: $924,251,635)		859,698,553

	Shares

Short-Term Securities

Money Market Funds — 21.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(j)(k)	133,483,323	133,483,323

Total Short-Term Securities — 21.2% (Cost: $133,482,229)		133,483,323

Total Investments — 158.1% (Cost: $1,057,733,864)		993,181,876

Other Assets Less Liabilities — 1.5%		9,174,038

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(26,411,950)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.4)%		(347,800,000)

Net Assets Applicable to Common Shares — 100.0%		$628,143,964

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$38,863,368	$94,619,902	(a)	$—	$1,529	$(1,476)	$133,483,323	133,483,323	$337,364	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	166	12/19/23	$17,601	$210,222
U.S. Long Bond	229	12/19/23	24,947	567,244
5-Year U.S. Treasury Note	126	12/29/23	13,160	78,659

				$856,125

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$807,463,554	$—	$807,463,554
Municipal Bonds Transferred to Tender Option Bond Trusts	—	52,234,999	—	52,234,999
Short-Term Securities
Money Market Funds	133,483,323	—	—	133,483,323

	$133,483,323	$859,698,553	$—	$993,181,876

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$856,125	$—	$—	$856,125

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(26,349,793)	$—	$(26,349,793)
VMTP Shares at Liquidation Value	—	(347,800,000)	—	(347,800,000)

	$—	$(374,149,793)	$—	$(374,149,793)

11

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable
Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

EDA	Economic Development Authority

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	12